PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total

Gross carrying amount:
Balance at December 31, 2024	$8,567	$17,574	$14,744	$13,815	$54,700
Acquisitions through business combinations	104	—	8,898	2,852	11,854
Additions, net of disposals	583	1,365	804	2,343	5,095
Assets held by subsidiaries disposed during the period	(1)	(807)	(1)	(5)	(814)
Non-cash additions (disposals)	—	117	27	79	223
Assets reclassified as held for sale	—	(736)	—	—	(736)
Net foreign currency exchange differences	440	332	710	(463)	1,019
Balance at December 31, 2025	$9,693	$17,845	$25,182	$18,621	$71,341
Additions, net of disposals (1)	310	1,384	356	605	2,655
Assets reclassified as held for sale (3)	—	(988)	(312)	—	(1,300)
Non-cash (disposals) additions	(24)	(15)	(81)	(87)	(207)
Assets held by subsidiaries disposed during the period	—	(24)	—	(2,300)	(2,324)
Net foreign currency exchange differences	(157)	58	(497)	(484)	(1,080)
Balance at June 30, 2026	$9,822	$18,260	$24,648	$16,355	$69,085

Accumulated depreciation:
Balance at December 31, 2024	$(2,068)	$(3,284)	$(1,946)	$(1,962)	$(9,260)
Depreciation expense	(429)	(897)	(781)	(1,007)	(3,114)
Disposals	48	24	1	3	76
Assets reclassified as held for sale	—	268	—	—	268
Assets held by subsidiaries disposed during the period	1	363	—	2	366
Non-cash disposals	43	34	29	57	163
Net foreign currency exchange differences	(87)	(145)	(106)	84	(254)
Balance at December 31, 2025	$(2,492)	$(3,637)	$(2,803)	$(2,823)	$(11,755)
Depreciation expense	(224)	(401)	(498)	(550)	(1,673)
Disposals	22	15	1	66	104
Assets reclassified as held for sale (3)	—	282	58	—	340
Assets held by subsidiaries disposed during the period	—	18	—	42	60
Non-cash disposals	24	38	19	40	121
Net foreign currency exchange differences	48	(29)	79	102	200
Balance at June 30, 2026	$(2,622)	$(3,714)	$(3,144)	$(3,123)	$(12,603)

Accumulated fair value adjustments:
Balance at December 31, 2024	$1,969	$1,393	$2,033	$12	$5,407
Fair value adjustments	198	2	1,603	—	1,803
Net foreign currency exchange differences	171	90	16	—	277
Assets held by subsidiaries disposed during the period	$—	$(276)	$—	$—	$(276)
Balance at December 31, 2025	$2,338	$1,209	$3,652	$12	$7,211
Net foreign currency exchange differences	(12)	37	(24)	(2)	(1)
Balance at June 30, 2026	$2,326	$1,246	$3,628	$10	$7,210

Net book value:
December 31, 2025	$9,539	$15,417	$26,031	$15,810	$66,797
June 30, 2026(2)	$9,526	$15,792	$25,132	$13,242	$63,692
1.On January 1, 2026, our partnership acquired a North American railcar leasing platform through a joint venture with GATX Corporation for approximately $1.1 billion, which was principally comprised of approximately $1.0 billion of property, plant and equipment. The transaction did not meet IFRS 3 Business Combination criteria and was treated as an asset purchase.
2.Includes right-of-use assets of $270 million in our utilities segment, $702 million in our transport segment, $297 million in our midstream segment and $2,817 million in our data segment. Current lease liabilities of $586 million have been included in accounts payable and other and non-current lease liabilities of $3,719 million have been included in other liabilities in the Consolidated Statements of Financial Position.
3.See Note 4, Assets and Liabilities Classified as Held for Sale, for additional information.